INTEREST AND OTHER FINANCE COSTS	12 Months Ended
Dec. 31, 2022
Interest And Other Financing Costs [Abstract]
INTEREST AND OTHER FINANCE COSTS

12.   INTEREST AND OTHER FINANCE COSTS

The following table presents GFL’s interest and other finance costs for the periods indicated:

	December 31, 2022	December 31, 2021(1)
Interest	$427.1	$323.9
Prepayment penalties for early note redemption	—	49.3
Amortization of deferred financing costs	13.8	21.7
Accretion of landfill closure and post-closure obligations	20.1	14.4
Other finance costs	28.3	23.2
Interest and other finance costs	$489.3	$432.5

(1)Comparative figures have been re-presented, refer to Note 2 and Note 25.